Information by business segment and geographic area	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Information by business segment and geographic area

4. Information by business segment and geographic area

The segments are aligned with products and reflect the structure used by Management to evaluate the Company’s performance. The responsible bodies for making operational decisions, allocating resources and evaluating performance are the Executive Committee and Board of Directors. Accordingly, the performance of the operating segments is assessed based on a measure of adjusted EBITDA, among other measures.

In 2024, consistently with the reports analyzed by the executive committee and Board of Directors, the Company changed its adjusted EBITDA definition to include the “EBITDA from associates and joint ventures”, which is a measure of their “equity results” (note 14) excluding (i) net finance costs; (ii) depreciation, depletion, and amortization; (iii) taxation and (iv) impairments.

Therefore, the Company’s adjusted EBITDA is defined as operating income or loss, including the EBITDA from interests in associates and joint ventures; and excluding (i) depreciation, depletion, and amortization; and (ii) impairment and results on disposal of non-current assets, net and other. The comparative information in these interim financial statements was revised to reflect this change in the adjusted EBITDA definition.

Additionally, as a result of the reorganization of assets and the governance established for the Energy Transition Metals segment, the “Other” segment was reorganized for a better allocation of direct effects on the Iron Ore Solutions and Energy Transition Metals businesses. These effects were allocated to each segment starting from the six-month period ended June 30, 2024.

Segment	Main activities
Iron Ore Solutions	Comprises the extraction and production of iron ore, iron ore pellets, other ferrous products, and its logistic related services.
Energy Transition Metals	Includes the extraction and production of nickel and its by-products (gold, silver, cobalt, precious metals and others), and copper, as well as its by-products (gold and silver).
Other	Includes corporate expenses not allocated to the operating segment, research and development of greenfield exploration projects, as well as expenses related to the Brumadinho event and de-characterization of dams and asset retirement obligations.

a) Adjusted EBITDA

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2024	2023 (revised)	2024	2023 (revised)
Iron ore		3,071	3,175	5,578	5,871
Iron ore pellets		724	757	1,606	1,449
Other ferrous products and services		92	150	162	220
Iron Solutions		3,887	4,082	7,346	7,540

Nickel		108	240	125	593
Copper		351	236	635	456
Other energy transition metals		(52)	-	(96)	-
Energy Transition Metals		407	476	664	1,049

Other (i)		(301)	(560)	(579)	(877)

Adjusted EBITDA		3,993	3,998	7,431	7,712

Depreciation, depletion and amortization		(793)	(779)	(1,507)	(1,435)
Impairment and results on disposal of non-current assets, net and other (ii)		928	(118)	855	(157)
EBITDA from associates and joint ventures		(253)	(229)	(456)	(367)
Operating income		3,875	2,872	6,323	5,753

Equity results and other results in associates and joint ventures	14	112	5	236	(50)
Financial results	6	(1,252)	(157)	(1,689)	(687)
Income before income taxes		2,735	2,720	4,870	5,016

(i) Includes income (expenses) from Vale Base Metals Limited that were not allocated to the operating segment in the amount of US$2 and US$(45) for the three and six-month period ended June 30, 2024, respectively.

(ii) Includes adjustments of US$82 and US$149 for the three and six-month period ended June 30, 2024, respectively, (2023: US$52 and US$87, respectively), to reflect the performance of the streaming transactions at market prices.

b) Net operating revenue by shipment destination

	Three-month period ended June 30, 2024
	Iron Solutions			Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other energy transition metals	Total
China	4,787	-	-	84	94	29	4,994
Japan	710	87	1	129	-	-	927
Asia, except Japan and China	605	112	2	82	136	-	937
Brazil	273	410	172	12	-	1	868
United States of America	-	51	-	196	-	7	254
Americas, except United States and Brazil	-	107	-	141	39	-	287
Germany	89	49	-	81	67	-	286
Europe, except Germany	265	11	-	141	366	10	793
Middle East, Africa, and Oceania	-	567	-	7	-	-	574
Net operating revenue	6,729	1,394	175	873	702	47	9,920

	Three-month period ended June 30, 2023
	Iron Solutions			Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other	Total
China	4,364	2	-	217	55	-	4,638
Japan	623	54	-	147	-	-	824
Asia, except Japan and China	519	67	3	227	-	-	816
Brazil	361	465	124	18	-	26	994
United States of America	-	97	-	334	-	-	431
Americas, except United States and Brazil	-	102	-	123	2	-	227
Germany	47	-	1	123	123	-	294
Europe, except Germany	321	119	-	181	312	-	933
Middle East, Africa, and Oceania	-	507	-	9	-	-	516
Net operating revenue	6,235	1,413	128	1,379	492	26	9,673

	Six-month period ended June 30, 2024
	Iron Solutions			Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other energy transition metals	Total
China	8,315	-	-	138	186	29	8,668
Japan	1,230	152	1	226	-	-	1,609
Asia, except Japan and China	1,204	151	5	190	200	-	1,750
Brazil	602	931	317	20	-	4	1,874
United States of America	-	103	-	374	-	20	497
Americas, except United States and Brazil	-	228	-	264	101	-	593
Germany	157	84	-	177	194	-	612
Europe, except Germany	506	52	-	299	598	21	1,476
Middle East, Africa, and Oceania	7	1,278	-	15	-	-	1,300
Net operating revenue	12,021	2,979	323	1,703	1,279	74	18,379

	Six-month period ended June 30, 2023
	Iron Solutions			Energy Transition Metals
	Iron ore	Iron ore pellets	Other ferrous products and services	Nickel and other products	Copper	Other	Total
China	7,639	2	-	295	109	-	8,045
Japan	1,102	106	-	305	-	-	1,513
Asia, except Japan and China	922	108	5	367	44	-	1,446
Brazil	722	874	229	37	-	51	1,913
United States of America	-	183	-	759	-	-	942
Americas, except United States and Brazil	1	248	-	266	2	-	517
Germany	138	33	1	297	253	-	722
Europe, except Germany	693	258	-	543	574	-	2,068
Middle East, Africa, and Oceania	-	923	-	18	-	-	941
Net operating revenue	11,217	2,735	235	2,887	982	51	18,107

No customer individually represented 10% or more of the Company’s revenues in the periods presented above.

c) Assets by segment

	June 30, 2024				December 31, 2023
	Iron Solutions	Energy Transition Metals	Other	Total	Iron Solutions	Energy Transition Metals	Other	Total
Investments in associates and joint ventures	1,320	1,910	485	3,715	1,349	-	523	1,872
Property, plant and equipment and intangibles	34,598	17,483	2,696	54,777	38,376	18,341	3,310	60,027

	Three-month period ended June 30,
	2024				2023
	Iron Solutions	Energy Transition Metals	Other	Total	Iron Solutions	Energy Transition Metals	Other	Total
Capital expenditures
Sustaining capital (i)	613	372	15	1,000	472	326	34	832
Project execution	293	33	2	328	255	95	26	376
	906	405	17	1,328	727	421	60	1,208

	Six-month period ended June 30,
	2024				2023
	Iron Solutions	Energy Transition Metals	Other	Total	Iron Solutions	Energy Transition Metals	Other	Total
Capital expenditures
Sustaining capital (i)	1,294	700	34	2,028	984	589	63	1,636
Project execution	613	72	10	695	491	167	44	702
	1,907	772	44	2,723	1,475	756	107	2,338

(i) According to the Company's shareholders remuneration policy, minimum remuneration to Vale shareholders are calculated based on 30% of the adjusted EBITDA less sustaining capital investments.

d) Assets by geographic area

	June 30, 2024				December 31, 2023
	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total	Investments in associates and joint ventures	Intangible	Property, plant and equipment	Total
Brazil	1,805	8,451	30,317	40,573	1,872	9,822	33,769	45,463
Canada	-	1,742	11,703	13,445	-	1,808	11,890	13,698
Americas, except Brazil and Canada	-	-	4	4	-	-	4	4
Indonesia	1,910	-	57	1,967	-	-	59	59
China	-	1	10	11	-	1	14	15
Asia, except Indonesia and China	-	-	672	672	-	-	731	731
Europe	-	-	603	603	-	-	678	678
Oman	-	1	1,216	1,217	-	-	1,251	1,251
Total	3,715	10,195	44,582	58,492	1,872	11,631	48,396	61,899